Financial liabilties designated at fair value - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ (70)	£ (151)	£ (292)
Financial liabilities designated at fair value | Deposits from customers
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	3,111	2,407
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ 70	£ 151